Accounting Policies (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Basic and Diluted Earnings Per Share
Basic and diluted net income	$ 572	$ 449	$ 435
Income allocated to participating securities (restricted shares)	(1)	(1)	(1)
Net income available to common stockholders	$ 571	$ 448	$ 434
Share data
Basic average common shares outstanding	145,603	147,834	150,452
Dilutive effect of stock options, SSARs and RSUs	910	741	927
Diluted average common shares outstanding	146,513	148,575	151,379
Basic earnings per share	$ 3.92	$ 3.03	$ 2.88
Diluted earnings per share	$ 3.90	$ 3.02	$ 2.87